Label	Element	Value
RiskReturnAbstract	rr_RiskReturnAbstract
DocumentType	dei_DocumentType	485BPOS
DocumentPeriodEndDate	dei_DocumentPeriodEndDate	Aug. 16, 2018
EntityRegistrantName	dei_EntityRegistrantName	World Funds Trust
EntityCentralIndexKey	dei_EntityCentralIndexKey	0001396092
AmendmentFlag	dei_AmendmentFlag	false
TradingSymbol	dei_TradingSymbol	wft
Cboe Vest Alternative Income Fund | Bloomberg Barclays U.S. Aggregate Index
RiskReturnAbstract	rr_RiskReturnAbstract
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	3.54%
AverageAnnualReturnSinceInception	rr_AverageAnnualReturnSinceInception	1.13%
Cboe Vest Alternative Income Fund | Bloomberg Barclays U.S. Aggregate Index
RiskReturnAbstract	rr_RiskReturnAbstract
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	3.54%
AverageAnnualReturnSinceInception	rr_AverageAnnualReturnSinceInception	0.78%
Cboe Vest Alternative Income Fund | Class A Shares
RiskReturnAbstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	0.11%
Other Expenses	rr_OtherExpensesOverAssets	0.78%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.89%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.69%)	[1]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	1.20%	[1]
ExpenseExampleYear01	rr_ExpenseExampleYear01	$ 690
ExpenseExampleYear03	rr_ExpenseExampleYear03	1,072
ExpenseExampleYear05	rr_ExpenseExampleYear05	1,477
ExpenseExampleYear10	rr_ExpenseExampleYear10	$ 2,606
Cboe Vest Alternative Income Fund | Class A Shares | Return Before Taxes
RiskReturnAbstract	rr_RiskReturnAbstract
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	none	[2]
AverageAnnualReturnSinceInception	rr_AverageAnnualReturnSinceInception	1.44%	[2]
Cboe Vest Alternative Income Fund | Class C Shares
RiskReturnAbstract	rr_RiskReturnAbstract
RiskReturnHeading	rr_RiskReturnHeading	FUND SUMMARY Cboe Vest Alternative Income Fund
ObjectiveHeading	rr_ObjectiveHeading	Investment Objective
ObjectivePrimaryTextBlock	rr_ObjectivePrimaryTextBlock

The Cboe Vest Alternative Income Fund (the “Fund”) seeks to track the performance, before fees and expenses, of the Cboe S&P 500® Market-Neutral Volatility Risk Premia Optimized Index (the “SVRPO Index”).

ExpenseHeading	rr_ExpenseHeading	Fees and Expenses of the Fund
ExpenseNarrativeTextBlock	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Distribution Arrangements” and in the section “Distribution” in the Fund’s Statement of Additional Information.

ShareholderFeesCaption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
OperatingExpensesCaption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	0.01%
Other Expenses	rr_OtherExpensesOverAssets	0.96%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.72%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.77%)	[1]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	1.95%	[1]
PortfolioTurnoverHeading	rr_PortfolioTurnoverHeading	Portfolio Turnover
PortfolioTurnoverTextBlock	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. For the most recent fiscal period ended October 31, 2017, the Fund’s portfolio turnover rate was zero due to the Fund not having any long-term securities for the period.

PortfolioTurnoverRate	rr_PortfolioTurnoverRate	none
ExpenseExampleHeading	rr_ExpenseExampleHeading	Example
ExpenseExampleNarrativeTextBlock	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

ExpenseExampleYear01	rr_ExpenseExampleYear01	$ 198
ExpenseExampleYear03	rr_ExpenseExampleYear03	771
ExpenseExampleYear05	rr_ExpenseExampleYear05	1,371
ExpenseExampleYear10	rr_ExpenseExampleYear10	$ 2,995
StrategyHeading	rr_StrategyHeading	Principal Investment Strategies
StrategyNarrativeTextBlock	rr_StrategyNarrativeTextBlock

As explained in greater detail below, the Fund attempts to meet its objective of tracking, before fees and expenses, the performance of the SVRPO Index, by constructing a portfolio of securities that are similar to securities that comprise the SVRPO Index.

The SVRPO Index seeks to capitalize on an opportunity that may exist in the options market, based on the premise that the expected level of volatility priced into options (the options’ “implied volatility”) on the S&P 500 Index (the “S&P 500 Index” or the “Reference Index”) is higher, on average, than the volatility actually experienced by the S&P 500 Index (the “realized volatility”). The difference is known as “Volatility Risk Premia.” By systematically selling options as outlined in the methodology for the SVRPO Index, the Fund seeks to collect Volatility Risk Premia.

By selling options contracts, the Fund is, in essence, accepting a risk that the buyer seeks to transfer in exchange for paying a premium to the Fund under the option contract. By providing this risk transfer service, the Fund seeks to benefit over the long-term from the difference between the level of volatility priced into the options it sells and the level of volatility realized on the securities underlying those options. There can be no assurance that the Volatility Risk Premia will be positive for the Fund’s investments at any time or on average and over time.

The Fund intends to construct a non-diversified portfolio with a view toward making distributions at an approximate annualized rate of 5% over the One-Month Treasury Yield, before fees and expenses. As of July 31, 2018, the annualized One-Month Treasury Yield was 1.94% (as reported by the US Department of Treasury).

Before you read more about the specifics of the Adviser’s Investment Approach to managing the Fund, it is important to understand the SVRPO Index. Immediately following this section is information about the SVRPO Index and its constituent parts. Following this disclosure is information about the Adviser’s Investment Approach (i.e., how the Adviser manages the Fund to achieve its objective).

About the SVRPO Index

The methodology for the SVRPO Index was created by the Chicago Board Options Exchange (“Cboe®”), an affiliate of the Adviser. The value of the SVRPO Index is calculated daily as of the close of trading on the New York Stock Exchange by Cboe® (the “Index Calculation Agent”). The SVRPO Index captures the Volatility Risk Premia by selling one-month call and put options on the S&P 500 Index (“Sold SPX Options”) and buying an identical number of one-month call and put options on the S&P 500 Index (“Bought SPX Options”) with a lesser market value than the Sold SPX Options (i.e., buying call options with a higher strike price and put options with a lower strike price).[1] The strike prices for the Sold SPX Options will be “out-of-the-money” (i.e., the strike price of the sold call options will be more than the level of the S&P 500 Index and the strike price of the sold put options will be less than the level of the S&P 500 Index). The strike prices for the Bought SPX Options will be higher (for call options) and lower (for put options), respectively, than the strike price for the Sold SPX Options, which offsets some of the SVRPO Index’s risk from the Sold SPX Options. The difference between the strike prices of the Sold SPX Options and the Bought SPX Options represents the net liability for the SVRPO Index, and the SVRPO Index maintains an allocation to one- and three-month Treasury bills having a value at least equal to such net liability. The SVRPO Index receives premiums from the sale of the Sold SPX Options and pays premiums to buy the Bought SPX Options. The SVRPO Index invests the net premium difference between the Sold SPX Options and the Bought SPX Options in one- and three-month Treasury bills. The SVRPO Index holds each option until its expiration (“Expiration Date”).

If on Expiration Date the value of the S&P 500 Index is above the strike price of the put S&P 500 Index Options (the “SPX Puts”) or is below the strike price of the call S&P 500 Index Options (the “SPX Calls”) sold by the SVRPO Index, the Sold SPX Options will not be exercised and will expire worthless, resulting in a gain to the SVRPO Index equal to the premiums received from the Sold SPX Options. If on Expiration Date the value of the S&P 500 Index is below the strike price of the SPX Puts or is above the strike price of the SPX Calls sold by the SVRPO Index, the Sold SPX Options will finish “in-the-money” and the SVRPO Index incurs a loss equal to the difference between the Sold SPX Options’ strike price and the value of the S&P 500 Index, less the value of the premiums received from the Sold SPX Options.

If on Expiration Date the value of the S&P 500 Index is above the strike price of the SPX Puts or is below the strike price of the SPX Calls bought by the SVRPO Index, the Bought SPX Options will not be exercised and will expire worthless, resulting in a loss to the SVRPO Index equal to the premiums paid for the Bought SPX Options. If on Expiration Date the value of the S&P 500 Index is below the strike price of the SPX Puts or is above the strike price of the SPX Calls sold by the SVRPO Index, the Bought SPX Options will finish “in-the-money” and the SVRPO Index receives a gain equal to the difference between the Bought SPX Options’ strike price and the value of the S&P 500 Index, less the value of the premiums paid for the Bought SPX Options.

The strike prices of the SPX Puts and SPX Calls are calculated to attempt to meet two objectives:

•      Receive a target level of premium income through the sale and purchase of options.

•      Reduce the possibility of loss from settlement of the options due to the price return of S&P 500® Index at Expiration Date.

The strike prices of the SPX Puts and SPX Calls are calculated such that the Index is equity-market-neutral, meaning that it seeks to earn a total return in most equity market conditions regardless of general market direction as measured by the move in value of the S&P 500 Index. The cash and net option premium proceeds will be invested in short-term Treasury bills which will be rolled at maturity. This makes the SVRPO Index bond-market-neutral, meaning that as interest rates and the yield for Treasury bills go up or down, the short duration of the Treasury bills will result in minimal effect on the SVRPO Index.

Adviser’s Investment Approach

The Fund attempts to invest all, or substantially all, of its assets in the S&P 500 Index options that make up the SVRPO Index, or in options based on one or more exchange-traded funds (“Reference ETFs”) that track the performance of the S&P 500 Index and have the same economic characteristics as the S&P 500 Index Options that make up the SVRPO Index, as well as other securities in the SVRPO Index. Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of any collateral held from securities lending) will be invested in the S&P 500 Index options or other securities that make up the SVRPO Index or in the Reference ETFs.

Market-Neutral Options Strategy: The Market-Neutral Options Strategy is an investment in a portfolio of options linked to the Reference Index or a Reference ETF which seeks to collect a pre-determined level of options premia (see below) income and reduce the possibility of loss if the price or level of the Reference Index or Reference ETF at expiration of the options is within a pre-determined trading range relative to its price or level at the inception of the strategy (“Range”). The pre-determined level of options premia sought to be collected through the Market-Neutral Options Strategy represents the maximum profit for the strategy. The Market-Neutral Options Strategy is a 'market neutral' strategy, meaning that it seeks to earn a positive total return in most market conditions regardless of general market direction as measured by the underlying asset.

The Market-Neutral Options Strategy is an investment process to select Fund investments that generate option premia. The Market-Neutral Options Strategy receives options premia for writing options and pays options premia for purchasing options. The options premia received from writing options is more than the options premia paid for the purchased options, which results in net positive option premia for the Market-Neutral Options Strategy. The written options create an obligation to make a payment and the purchased options create the potential for receipt of a payment. The obligation for making a payment from written options is more than the obligation for receiving a payment from purchased options, creating a net short options position for the Market-Neutral Options Strategy. The Market-Neutral Options Strategy seeks to generate periodic distributions for shareholders from the net positive option premia while reducing the likelihood of losses from the net short options position that comprise the strategy. The Market-Neutral Options Strategy philosophy is based upon the Adviser’s research indicating that an effective way to meet income needs outside of investments in fixed income investments is to seek it in equity investments through writing options.

The Adviser will set the upper and lower bounds of the Range for each month, in line with the methodology used for the SVRPO Index (see “About the SVRPO Index” above), to attempt to meet two objectives: (i) receive a target level of options premia and (ii) reduce the possibility of loss from the Market-Neutral Options Strategy due to the Reference Index or Reference ETF level being outside the Range.

The options purchased and written for the Fund’s portfolio will each utilize generally the same type of contract, same expiry date, same number of contracts, but at different strike prices. The strike prices will be selected by the Adviser so that the losses, if any, from the Market-Neutral Options Strategy will be covered by the Fund’s position in U.S. Treasury Fixed Income Securities. The duration of the options, when first purchased and written, will be one month approximately. The Market-Neutral Options Strategy risks the loss of the cash and cash equivalent holdings of the Fund to generate options premia income.

Option contracts on an index give one party the right to receive or deliver the cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security, such as an ETF, give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of index call option) at a certain defined price.

With respect to the writing and purchasing of options, the Fund may invest in standardized exchange-traded options on the Reference Index or a Reference ETF that have set or defined contract terms. The Fund may also utilize FLexible EXchange® Options (“FLEX Options”), which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. OTC options are options that do not trade on an exchange.

Because of certain potential limitations of the Investment Company Act of 1940 associated with trading options on the Cboe and any other exchanges owned or controlled by Cboe Holdings, Inc. (“Cboe Exchanges”), the Fund will direct all broker-dealers to not effect transactions in options on any Cboe Exchanges until such time that appropriate exemptive and/or no-action relief is obtained from the Securities and Exchange Commission (“SEC”) and/or its staff by the Adviser, the Cboe and/or any mutual funds advised by the Adviser. This restriction shall not prevent the Adviser or the Fund from engaging in other transactions or receiving other services from the Cboe or for which the Cboe may receive a benefit, such as pricing services, provided such transactions and/or the receipt of such services is consistent with applicable statutes, rules, regulations and interpretive positions of the SEC and its staff.

[1] The SVRPO Index is a hypothetical portfolio of options and other assets. As such, the SVRPO Index cannot actually buy or sell an option or other asset, but the SVRPO Index reflects the value of such transactions as if the Index could actually engage in them. The SVRPO Index is described as “buying” and “selling” options to aid investors in understanding how the Fund will act in tracking the SVRPO Index.

RiskHeading	rr_RiskHeading	Principal Risks
RiskNarrativeTextBlock	rr_RiskNarrativeTextBlock

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the Fund invests can be worse than expected and investments may fail to perform as the Adviser expects. As a result, the value of your shares in the Fund may decrease.

Specific risks of investing in the Fund are described below.

Market Volatility Risk. The NAV of the Fund will fluctuate based on changes in the value of the fixed income securities and derivatives in which the Fund invests. While the Fund is not designed to be correlated to the markets in general, dramatic or abrupt volatility within the market would negatively impact the Market-Neutral Options Strategy. The Market-Neutral Options Strategy risks the loss of the cash and cash equivalent holdings of the Fund to generate premium income, and as such the Fund could lose all its value in extreme moves in the S&P 500® Index. The Fund’s investments in securities and derivatives may be more volatile and carry more risk than some other forms of investment. The price of securities and derivatives may rise or fall because of economic or political changes. Security and derivative prices in general may decline over short or even extended periods of time. Market prices of securities and derivatives in broad market segments may be adversely affected by price trends in commodities, interest rates, exchange rates or other factors wholly unrelated to the value or condition of an issuer.

Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes.

Fixed Income Risk. The value of the Fund's investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates and the likelihood of a general rise in interest rates. Fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Liquidity Risk. Liquidity risk is the risk that a particular investment cannot be sold at an advantageous time or price. For example, if a fixed income security is downgraded or drops in price, the market demand for that security may be limited, making that security difficult to sell. Additionally, the market for certain securities may become illiquid under adverse market or economic conditions, independent of any specific adverse changes in the conditions of a particular issuer. Investments in fixed income securities tend to involve greater liquidity risk.

Derivative Securities Risk. The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could potentially have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

Unusual Volatility Risk. The Fund employs a variety of derivative trading strategies through which the Fund invests in options on securities and other derivative instruments that are subject to the risk of rapid decreases in value and potential losses caused by unusual market volatility. In such market conditions, the Fund may not be able to mitigate risks, preserve capital, and prevent such potential losses.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, Reference Index changes, and other market factors, may change rapidly over time. Options purchased by the Fund may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the stock indexes on which the options are based.

FLEX Options Risk. The Fund may utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Index Risks. The performance of the SVRPO Index, and consequently the Fund, is largely dependent on the extent to which the monthly change in the level of the S&P 500 Index as implied by option prices of the S&P 500 Index is greater than the actual monthly change in the level of the S&P 500 Index. To the extent the monthly changes in the level of the S&P 500 Index as implied by option prices of the S&P 500 Index is less than actual changes in the level of the S&P 500 Index, the SVRPO Index, and consequently the Fund, may decrease in value for short or long periods of time, and such decreases may be significant.

Index Limitations. The SVRPO Index is designed to represent a proposed option strategy. The Index Calculation Agent uses an option valuation method to calculate the value of the portfolio of options that are constituents of the SVRPO Index. Failure by the Index Calculation Agent to fully comprehend and accurately model the constituent Options may cause the performance of the SVRPO Index to vary from the performance of an actual portfolio of the constituent Options or the performance of the Fund. Like many passive indexes, the SVRPO Index does not take into account significant factors such as transaction costs and taxes and, because of factors such as these, the Fund’s portfolio should be expected to underperform passive indexes.

Index Sampling Risk. Index sampling risk is the chance that the investments selected for the Fund, in the aggregate, will not provide investment performance matching that of the SVRPO Index. The Adviser expects the index sampling risk to be low.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the SVRPO Index. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the SVRPO Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the SVRPO Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. While the Fund attempts to track the performance of the SVRPO Index by investing all, or substantially all, of its assets in the types of securities that make up the SVRPO Index, at times, the Fund may not have investment exposure to all securities in the SVRPO Index, or its weighting of investment exposure to securities may be different from that of the SVRPO Index. In addition, the Fund may invest in securities not included in the SVRPO Index. The Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with the SVRPO Index. The Fund may also be subject to movements of assets into and out of the Fund in sizes that may differ from the size of the option contracts that constitute SVRPO Index, potentially resulting in the Fund being over- or underexposed to the SVRPO Index and may be impacted by reconstitutions and rebalancing events. Any of these factors could decrease correlation between the performance of the Fund and the SVRPO Index and may hinder the Fund’s ability to meet its investment objective.

Newly Created Index Risk. The SVRPO Index is newly created and has a limited history of performance. As such, it is uncertain how closely the SVRPO Index may be able to track the performance of an actual portfolio of the constituent options that comprise the SVRPO Index.

Portfolio Turnover Risk. Because the Fund may “turn over” some or all of its options as frequently as monthly, the Fund may incur high levels of transaction costs from commissions or mark-ups in the bid/offer spread. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect. While the turnover of the options is not deemed “portfolio turnover” for accounting purposes, the economic impact to the Fund is similar to what could occur if the Fund experienced high portfolio turnover (e.g., in excess of 100% per year).

Exchange-Traded Funds Risk. The Fund may invest in options that reference a Reference ETF. The risks of investment in such options typically reflect the risks of types of instruments in which the Reference ETF invests. The value of the Reference ETF is subject to change as the values of the component securities of the index that the Reference ETF seeks to track fluctuate. A Reference ETF that seeks to track a particular equity index, such as the S&P 500® Index, may not exactly match the performance of the equity index due to cash drag, differences between the portfolio of the Reference ETF and the components of the equity index, expenses and other factors. Certain options on a Reference ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended (the “Code”), and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

The value of the Options may change with the implied volatility of the Reference ETF, the Reference Index and the securities comprising the Reference Index. No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index. The Fund seeks to provide target returns referencing the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

The value of the Fund does not appreciate due to dividend payments paid by the Reference ETF. The Fund seeks to provide target returns referencing the price performance of the Reference ETF, which does not include returns from dividends paid by the Reference ETF.

The values of the options do not increase or decrease at the same rate as the Reference ETF or the Reference Index. The options may be European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the options prior to the option expiration date may vary because of related factors other than the value of the Reference Index.

Certain features of the Reference ETF, which is an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference ETF is subject to the following factors:

•      Passive Investment Risk. The Reference ETF is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference ETF will hold constituent securities of a Reference Index regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the Reference ETF, the applicable options and the Fund.

•      Tracking Error. Exchange traded funds face index correlation risk which is the risk that the performance of an exchange traded fund will vary from the actual performance of the target index, known as “tracking error”. It is possible that the Reference ETF may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the Reference Index due to the Reference ETF not investing in all stocks comprising the Reference Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference ETF and securities comprising the Reference Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

•      Securities Lending Risk. The Reference ETF may engage in securities lending. Securities lending involves the risk that the Reference ETF may lose money because the borrower of the Reference ETF’s loaned securities fails to return the securities in a timely manner or at all.

•      Fees and Expenses. Unlike the Reference Index, the Reference ETF will reflect transaction costs and fees that will reduce its price performance relative to the Reference Index.

•      Discount. Shares of ETFs tend to trade at a discount from their NAV.

Reference Index Risk. The Fund could lose significant value if the level of the Reference Index moves by more than the monthly Range established by the Adviser. While the Fund is not designed to be correlated to the markets in general, dramatic moves in the level of the Reference Index at option expiry relative to its level when the options are written could lead to significant losses to the Fund.

Equity Risk. The Fund’s investments provide indirect exposure to the equity securities markets. Equity securities may decline or rise in value because of declines or rise in the price of a particular holding or the broad stock market. Such declines or rise may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates. Such declines or rises, when outside the monthly Range established by the Adviser may have a negative corresponding effect on the positions held by the Fund.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in manner in which the performance of that index is calculated.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund. As a non-diversified fund, the Fund may hold fewer investments than a fund than is a diversified fund.

Defined Payout Risk. The Fund is expected to make periodic cash distributions. Because these distributions will be made from the Fund’s assets and the shareholders are generally not expected (but may elect to do so) to reinvest such distributions in additional Fund shares, the Fund’s periodic cash distributions will reduce the amount of assets available for investment by the Fund. It is possible for the Fund to suffer substantial investment losses and simultaneously experience additional asset reductions as a result of its distributions to shareholders. Moreover, even if the Fund’s capital grows over short, intermediate, or long periods of time, it is possible that such growth will be insufficient to enable the Fund to maintain the amount of its defined cash distributions without returning capital to shareholders.

To the extent any portion of a distribution constitutes a return of capital, which constitutes all or part of a shareholder’s original investment in the Fund, this will reduce a shareholder’s cost basis in Fund shares and is not taxable to a shareholder until his or her cost basis has been reduced to zero. The Fund’s ability to preserve capital while making distributions is subject to market conditions at the time you invest and the length of time you hold shares of the Fund. For example, buying shares of the Fund when interest rates are low and stock prices are declining may result in lower periodic distributions and less capital preservation or appreciation in the Fund.

Leveraging Risk. The use of leverage, such as that embedded in options, could magnify the Fund's gains or losses.

You may lose all or a portion of your investment. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the written options reduces the value of your investment. While the Fund receives a premium payment for writing options, the written options create an obligation to make a payment in contrast to the purchased options which create the potential for receipt of a payment. As the value of the written options increases, it reduces the value of your shares.

Liquidity risk is the risk that the value of a FLEX Option will fall in value if trading in the FLEX Option is limited or absent. No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. To the extent the Fund invest in FLEX Options, you should be aware that trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that its portfolio will be comprised of 10% or less of its net assets in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. To the extent the Fund invest in FLEX Options, you should be aware that under those circumstances, the value of the FLEX Options will require more reliance on the judgment of the Adviser than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. The Adviser and the portfolio managers have never managed this strategy in a mutual fund and this lack of experience may detract from the ability of the Fund to achieve its objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing their respective investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

BarChartAndPerformanceTableHeading	rr_BarChartAndPerformanceTableHeading	Performance History
PerformanceNarrativeTextBlock	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the periods indicated compare with those of a broad measure of market performance. The bar chart figures do not include sales charges that may have been paid when investors bought and sold shares of the Fund. If sales charges were included, the returns would be lower. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.cboevestfunds.com or by calling the Fund toll-free at 855-505-VEST (8378).

BarChartHeading	rr_BarChartHeading	Cboe Vest Alternative Income Strategy Fund Class C Calendar Year Total Return
AnnualReturn2017	rr_AnnualReturn2017	(1.64%)
BarChartClosingTextBlock	rr_BarChartClosingTextBlock	During the periods shown, the highest quarterly return was 1.11% (quarter ended September 30, 2017) and the lowest quarterly return was -2.22% (quarter ended December 31, 2017).
PerformanceTableHeading	rr_PerformanceTableHeading	Average Annual Returns For Period Ended December 31, 2017
PerformanceTableNarrativeTextBlock	rr_PerformanceTableNarrativeTextBlock

The table below shows how average annual total returns of the Fund’s shares compared to those of the Fund’s benchmark. The table also presents the impact of taxes on the Fund’s Class C Shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for the Class C will differ from those of the Class A Shares as the expenses of that class differ.

AverageAnnualReturnInceptionDate	rr_AverageAnnualReturnInceptionDate	Nov. 02, 2016
Cboe Vest Alternative Income Fund | Class C Shares | Return Before Taxes
RiskReturnAbstract	rr_RiskReturnAbstract
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	(1.64%)
AverageAnnualReturnSinceInception	rr_AverageAnnualReturnSinceInception	(0.69%)
Cboe Vest Alternative Income Fund | Class C Shares | Return After taxes on distributions
RiskReturnAbstract	rr_RiskReturnAbstract
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	(3.35%)
AverageAnnualReturnSinceInception	rr_AverageAnnualReturnSinceInception	(2.34%)
Cboe Vest Alternative Income Fund | Class C Shares | Return After taxes on distributions and sale of shares
RiskReturnAbstract	rr_RiskReturnAbstract
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	(0.92%)
AverageAnnualReturnSinceInception	rr_AverageAnnualReturnSinceInception	(1.26%)
Cboe Vest Alternative Income Fund | Investor Class Shares
RiskReturnAbstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.74%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.54%)	[3]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	1.20%	[3]
ExpenseExampleYear01	rr_ExpenseExampleYear01	$ 122
ExpenseExampleYear03	rr_ExpenseExampleYear03	495
ExpenseExampleYear05	rr_ExpenseExampleYear05	893
ExpenseExampleYear10	rr_ExpenseExampleYear10	$ 2,007
AverageAnnualReturnInceptionDate	rr_AverageAnnualReturnInceptionDate	Nov. 23, 2016
Cboe Vest Alternative Income Fund | Investor Class Shares | Return Before Taxes
RiskReturnAbstract	rr_RiskReturnAbstract
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	(0.93%)
AverageAnnualReturnSinceInception	rr_AverageAnnualReturnSinceInception	(0.48%)
Cboe Vest Alternative Income Fund | Institutional Class Shares
RiskReturnAbstract	rr_RiskReturnAbstract
RiskReturnHeading	rr_RiskReturnHeading	FUND SUMMARY Cboe Vest Alternative Income Fund
ObjectiveHeading	rr_ObjectiveHeading	Investment Objective
ObjectivePrimaryTextBlock	rr_ObjectivePrimaryTextBlock

The Cboe Vest Alternative Income Fund (the “Fund”) seeks to track the performance, before fees and expenses, of the CBOE S&P 500® Market-Neutral Volatility Risk Premia Optimized Index (the “SVRPO Index”).

ExpenseHeading	rr_ExpenseHeading	Fees and Expenses of the Fund
ExpenseNarrativeTextBlock	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ShareholderFeesCaption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
OperatingExpensesCaption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	0.11%
Other Expenses	rr_OtherExpensesOverAssets	0.88%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.74%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.79%)	[3]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	0.95%	[3]
PortfolioTurnoverHeading	rr_PortfolioTurnoverHeading	Portfolio Turnover
PortfolioTurnoverTextBlock	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. For the most recent fiscal period ended October 31, 2017, the Fund’s portfolio turnover rate was zero due to the Fund not having any long-term securities for the period.

PortfolioTurnoverRate	rr_PortfolioTurnoverRate	none
ExpenseExampleHeading	rr_ExpenseExampleHeading	Example
ExpenseExampleNarrativeTextBlock	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

ExpenseExampleYear01	rr_ExpenseExampleYear01	$ 97
ExpenseExampleYear03	rr_ExpenseExampleYear03	471
ExpenseExampleYear05	rr_ExpenseExampleYear05	870
ExpenseExampleYear10	rr_ExpenseExampleYear10	$ 1,986
StrategyHeading	rr_StrategyHeading	Principal Investment Strategies
StrategyNarrativeTextBlock	rr_StrategyNarrativeTextBlock

As explained in greater detail below, the Fund attempts to meet its objective of tracking, before fees and expenses, the performance of the SVRPO Index, by constructing a portfolio of securities that are similar to securities that comprise the SVRPO Index.

The SVRPO Index seeks to capitalize on an opportunity that may exist in the options market, based on the premise that the expected level of volatility priced into options (the options’ “implied volatility”) on the S&P 500 Index (the “S&P 500 Index” or the “Reference Index”) is higher, on average, than the volatility actually experienced by the S&P 500 Index (the “realized volatility”). The difference is known as “Volatility Risk Premia.” By systematically selling options as outlined in the methodology for the SVRPO Index, the Fund seeks to collect Volatility Risk Premia.

By selling options contracts, the Fund is, in essence, accepting a risk that the buyer seeks to transfer in exchange for paying a premium to the Fund under the option contract. By providing this risk transfer service, the Fund seeks to benefit over the long-term from the difference between the level of volatility priced into the options it sells and the level of volatility realized on the securities underlying those options. There can be no assurance that the Volatility Risk Premia will be positive for the Fund’s investments at any time or on average and over time.

The Fund intends to construct a non-diversified portfolio with a view toward making distributions at an approximate annualized rate of 5.00% over the One-Month Treasury Yield, before fees and expenses. As of July 31, 2018, the annualized One-Month Treasury Yield was 1.94% (as reported by the US Department of Treasury). There is no assurance that the Fund will be able to make such distributions.

Before you read more about the specifics of the Adviser’s Investment Approach to managing the Fund, it is important to understand the SVRPO Index. Immediately following this section is information about the SVRPO Index and its constituent parts. Following this disclosure is information about the Adviser’s Investment Approach (i.e., how the Adviser manages the Fund to achieve its objective).

About the SVRPO Index

The methodology for the SVRPO Index was created by the Chicago Board Options Exchange (“Cboe®”), an affiliate of the Adviser. The value of the SVRPO Index is calculated daily as of the close of trading on the New York Stock Exchange by Cboe® (the “Index Calculation Agent”). The SVRPO Index captures the Volatility Risk Premia by selling one-month call and put options on the S&P 500 Index (“Sold SPX Options”) and buying an identical number of one-month call and put options on the S&P 500 Index (“Bought SPX Options”) with a lesser market value than the Sold SPX Options (i.e., buying call options with a higher strike price and put options with a lower strike price).[1] The strike prices for the Sold SPX Options will be “out-of-the-money” (i.e., the strike price of the sold call options will be more than the level of the S&P 500 Index and the strike price of the sold put options will be less than the level of the S&P 500 Index). The strike prices for the Bought SPX Options will be higher (for call options) and lower (for put options), respectively, than the strike price for the Sold SPX Options, which offsets some of the SVRPO Index’s risk from the Sold SPX Options. The difference between the strike prices of the Sold SPX Options and the Bought SPX Options represents the net liability for the SVRPO Index, and the SVRPO Index maintains an allocation to one- and three-month Treasury bills having a value at least equal to such net liability. The SVRPO Index receives premiums from the sale of the Sold SPX Options and pays premiums to buy the Bought SPX Options. The SVRPO Index invests the net premium difference between the Sold SPX Options and the Bought SPX Options in one- and three-month Treasury bills. The SVRPO Index holds each option until its expiration (“Expiration Date”).

If on Expiration Date the value of the S&P 500 Index is above the strike price of the put S&P 500 Index Options (the “SPX Puts”) or is below the strike price of the call S&P 500 Index Options (the “SPX Calls”) sold by the SVRPO Index, the Sold SPX Options will not be exercised and will expire worthless, resulting in a gain to the SVRPO Index equal to the premiums received from the Sold SPX Options. If on Expiration Date the value of the S&P 500 Index is below the strike price of the SPX Puts or is above the strike price of the SPX Calls sold by the SVRPO Index, the Sold SPX Options will finish “in-the-money” and the SVRPO Index incurs a loss equal to the difference between the Sold SPX Options’ strike price and the value of the S&P 500 Index, less the value of the premiums received from the Sold SPX Options.

If on Expiration Date the value of the S&P 500 Index is above the strike price of the SPX Puts or is below the strike price of the SPX Calls bought by the SVRPO Index, the Bought SPX Options will not be exercised and will expire worthless, resulting in a loss to the SVRPO Index equal to the premiums paid for the Bought SPX Options. If on Expiration Date the value of the S&P 500 Index is below the strike price of the SPX Puts or is above the strike price of the SPX Calls sold by the SVRPO Index, the Bought SPX Options will finish “in-the-money” and the SVRPO Index receives a gain equal to the difference between the Bought SPX Options’ strike price and the value of the S&P 500 Index, less the value of the premiums paid for the Bought SPX Options.

The strike prices of the SPX Puts and SPX Calls are calculated to attempt to meet two objectives:

•      Receive a target level of premium income through the sale and purchase of options.

•      Reduce the possibility of loss from settlement of the options due to the price return of S&P 500® Index at Expiration Date.

The strike prices of the SPX Puts and SPX Calls are calculated such that the Index is equity-market-neutral, meaning that it seeks to earn a total return in most equity market conditions regardless of general market direction as measured by the move in value of the S&P 500 Index. The cash and net option premium proceeds will be invested in short-term Treasury bills which will be rolled at maturity. This makes the SVRPO Index bond-market-neutral, meaning that as interest rates and the yield for Treasury bills go up or down, the short duration of the Treasury bills will result in minimal effect on the SVRPO Index.

Adviser’s Investment Approach

The Fund attempts to invest all, or substantially all, of its assets in the S&P 500 Index options that make up the SVRPO Index, or in options based on one or more exchange-traded funds (“Reference ETFs”) that track the performance of the S&P 500 Index and have the same economic characteristics as the S&P 500 Index Options that make up the SVRPO Index, as well as other securities in the SVRPO Index. Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of any collateral held from securities lending) will be invested in the S&P 500 Index options or other securities that make up the SVRPO Index or in the Reference ETFs.

Market-Neutral Options Strategy: The Market-Neutral Options Strategy is an investment in a portfolio of options linked to the Reference Index or a Reference ETF which seeks to collect a pre-determined level of options premia (see below) income and reduce the possibility of loss if the price or level of the Reference Index or Reference ETF at expiration of the options is within a pre-determined trading range relative to its price or level at the inception of the strategy (“Range”). The pre-determined level of options premia sought to be collected through the Market-Neutral Options Strategy represents the maximum profit for the strategy. The Market-Neutral Options Strategy is a 'market neutral' strategy, meaning that it seeks to earn a positive total return in most market conditions regardless of general market direction as measured by the underlying asset.

The Market-Neutral Options Strategy is an investment process to select Fund investments that generate option premia. The Market-Neutral Options Strategy receives options premia for writing options and pays options premia for purchasing options. The options premia received from writing options is more than the options premia paid for the purchased options, which results in net positive option premia for the Market-Neutral Options Strategy. The written options create an obligation to make a payment and the purchased options create the potential for receipt of a payment. The obligation for making a payment from written options is more than the obligation for receiving a payment from purchased options, creating a net short options position for the Market-Neutral Options Strategy. The Market-Neutral Options Strategy seeks to generate periodic distributions for shareholders from the net positive option premia while reducing the likelihood of losses from the net short options position that comprise the strategy. The Market-Neutral Options Strategy philosophy is based upon the Adviser’s research indicating that an effective way to meet income needs outside of investments in fixed income investments is to seek it in equity investments through writing options.

The Adviser will set the upper and lower bounds of the Range for each month, in line with the methodology used for the SVRPO Index (see “About the SVRPO Index” above), to attempt to meet two objectives: (i) receive a target level of options premia and (ii) reduce the possibility of loss from the Market-Neutral Options Strategy due to the Reference Index or a Reference ETF level being outside the Range.

The options purchased and written for the Fund’s portfolio will each utilize generally the same type of contract, same expiry date, same number of contracts, but at different strike prices. The strike prices will be selected by the Adviser so that the losses, if any, from the Market-Neutral Options Strategy will be covered by the Fund’s position in U.S. Treasury Fixed Income Securities. The duration of the options, when first purchased and written, will be one month approximately. The Market-Neutral Options Strategy risks the loss of the cash and cash equivalent holdings of the Fund to generate options premia income.

Option contracts on an index give one party the right to receive or deliver the cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security, such as an ETF, give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of index call option) at a certain defined price.

With respect to the writing and purchasing of options, the Fund may invest in standardized exchange-traded options on the Reference Index or a Reference ETF that have set or defined contract terms. The Fund may also utilize FLexible EXchange® Options (“FLEX Options”), which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. OTC options are options that do not trade on an exchange.

Because of certain potential limitations of the Investment Company Act of 1940 associated with trading options on the Cboe and any other exchanges owned or controlled by Cboe Holdings, Inc. (“Cboe Exchanges”), the Fund will direct all broker-dealers to not effect transactions in options on any Cboe Exchanges until such time that appropriate exemptive and/or no-action relief is obtained from the Securities and Exchange Commission (“SEC”) and/or its staff by the Adviser, the Cboe and/or any mutual funds advised by the Adviser. This restriction shall not prevent the Adviser or the Fund from engaging in other transactions or receiving other services from the Cboe or for which the Cboe may receive a benefit, such as pricing services, provided such transactions and/or the receipt of such services is consistent with applicable statutes, rules, regulations and interpretive positions of the SEC and its staff.

[1] The SVRPO Index is a hypothetical portfolio of options and other assets. As such, the SVRPO Index cannot actually buy or sell an option or other asset, but the SVRPO Index reflects the value of such transactions as if the Index could actually engage in them. The SVRPO Index is described as “buying” and “selling” options to aid investors in understanding how the Fund will act in tracking the SVRPO Index.

RiskHeading	rr_RiskHeading	Principal Risks
RiskNarrativeTextBlock	rr_RiskNarrativeTextBlock

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the Fund invests can be worse than expected and investments may fail to perform as the Adviser expects. As a result, the value of your shares in the Fund may decrease.

Specific risks of investing in the Fund are described below.

Market Volatility Risk. The NAV of the Fund will fluctuate based on changes in the value of the fixed income securities and derivatives in which the Fund invests. While the Fund is not designed to be correlated to the markets in general, dramatic or abrupt volatility within the market would negatively impact the Market-Neutral Options Strategy. The Market-Neutral Options Strategy risks the loss of the cash and cash equivalent holdings of the Fund to generate premium income, and as such the Fund could lose all its value in extreme moves in the S&P 500® Index. The Fund’s investments in securities and derivatives may be more volatile and carry more risk than some other forms of investment. The price of securities and derivatives may rise or fall because of economic or political changes. Security and derivative prices in general may decline over short or even extended periods of time. Market prices of securities and derivatives in broad market segments may be adversely affected by price trends in commodities, interest rates, exchange rates or other factors wholly unrelated to the value or condition of an issuer.

Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes.

Fixed Income Risk. The value of the Fund's investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates and the likelihood of a general rise in interest rates. Fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Liquidity Risk. Liquidity risk is the risk that a particular investment cannot be sold at an advantageous time or price. For example, if a fixed income security is downgraded or drops in price, the market demand for that security may be limited, making that security difficult to sell. Additionally, the market for certain securities may become illiquid under adverse market or economic conditions, independent of any specific adverse changes in the conditions of a particular issuer. Investments in fixed income securities tend to involve greater liquidity risk.

Derivative Securities Risk. The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could potentially have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

Unusual Volatility Risk. The Fund employs a variety of derivative trading strategies through which the Fund invests in options on securities and other derivative instruments that are subject to the risk of rapid decreases in value and potential losses caused by unusual market volatility. In such market conditions, the Fund may not be able to mitigate risks, preserve capital, and prevent such potential losses.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, Reference Index changes, and other market factors, may change rapidly over time. Options purchased by the Fund may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the stock indexes on which the options are based.

FLEX Options Risk. The Fund may utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Index Risks. The performance of the SVRPO Index, and consequently the Fund, is largely dependent on the extent to which the monthly change in the level of the S&P 500 Index as implied by option prices of the S&P 500 Index is greater than the actual monthly change in the level of the S&P 500 Index. To the extent the monthly changes in the level of the S&P 500 Index as implied by option prices of the S&P 500 Index is less than actual changes in the level of the S&P 500 Index, the SVRPO Index, and consequently the Fund, may decrease in value for short or long periods of time, and such decreases may be significant.

Index Limitations. The SVRPO Index is designed to represent a proposed option strategy. The Index Calculation Agent uses an option valuation method to calculate the value of the portfolio of options that are constituents of the SVRPO Index. Failure by the Index Calculation Agent to fully comprehend and accurately model the constituent Options may cause the performance of the SVRPO Index to vary from the performance of an actual portfolio of the constituent Options or the performance of the Fund. Like many passive indexes, the SVRPO Index does not take into account significant factors such as transaction costs and taxes and, because of factors such as these, the Fund’s portfolio should be expected to underperform passive indexes.

Index Sampling Risk. Index sampling risk is the chance that the investments selected for the Fund, in the aggregate, will not provide investment performance matching that of the SVRPO Index. The Adviser expects the index sampling risk to be low.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the SVRPO Index. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the SVRPO Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the SVRPO Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. While the Fund attempts to track the performance of the SVRPO Index by investing all, or substantially all, of its assets in the types of securities that make up the SVRPO Index, at times, the Fund may not have investment exposure to all securities in the SVRPO Index, or its weighting of investment exposure to securities may be different from that of the SVRPO Index. In addition, the Fund may invest in securities not included in the SVRPO Index. The Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with the SVRPO Index. The Fund may also be subject to movements of assets into and out of the Fund in sizes that may differ from the size of the option contracts that constitute SVRPO Index, potentially resulting in the Fund being over- or underexposed to the SVRPO Index and may be impacted by reconstitutions and rebalancing events. Any of these factors could decrease correlation between the performance of the Fund and the SVRPO Index and may hinder the Fund’s ability to meet its investment objective.

Newly Created Index Risk. The SVRPO Index is newly created and has a limited history of performance. As such, it is uncertain how closely the SVRPO Index may be able to track the performance of an actual portfolio of the constituent options that comprise the SVRPO Index.

Portfolio Turnover Risk. Because the Fund may “turn over” some or all of its options as frequently as monthly, the Fund may incur high levels of transaction costs from commissions or mark-ups in the bid/offer spread. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect. While the turnover of the options is not deemed “portfolio turnover” for accounting purposes, the economic impact to the Fund is similar to what could occur if the Fund experienced high portfolio turnover (e.g., in excess of 100% per year).

Exchange-Traded Funds Risk. The Fund may invest in options that reference a Reference ETF. The risks of investment in such options typically reflect the risks of types of instruments in which the Reference ETF invests. The value of the Reference ETF is subject to change as the values of the component securities of the index that the Reference ETF seeks to track fluctuate. A Reference ETF that seeks to track a particular equity index, such as the S&P 500® Index, may not exactly match the performance of the equity index due to cash drag, differences between the portfolio of the Reference ETF and the components of the equity index, expenses and other factors. Certain options on a Reference ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended (the “Code”), and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

The value of the options may change with the implied volatility of the Reference ETF, the Reference Index and the securities comprising the Reference Index. No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index. The Fund seeks to provide target returns referencing the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

The value of the Fund does not appreciate due to dividend payments paid by the Reference ETF. The Fund seeks to provide target returns referencing the price performance of the Reference ETF, which does not include returns from dividends paid by the Reference ETF.

The values of the options do not increase or decrease at the same rate as the Reference Index. The options may be European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the options prior to the option expiration date may vary because of related factors other than the value of the Reference Index.

Certain features of the Reference ETF, which is an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference ETF is subject to the following factors:

•      Passive Investment Risk. The Reference ETF is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference ETF will hold constituent securities of a Reference Index regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the Reference ETF, the applicable options and the Fund.

•      Tracking Error. Exchange traded funds face index correlation risk which is the risk that the performance of an exchange traded fund will vary from the actual performance of the target index, known as “tracking error”. It is possible that the Reference ETF may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the Reference Index due to the Reference ETF not investing in all stocks comprising the Reference Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference ETF and securities comprising the Reference Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

•      Securities Lending Risk. The Reference ETF may engage in securities lending. Securities lending involves the risk that the Reference ETF may lose money because the borrower of the Reference ETF’s loaned securities fails to return the securities in a timely manner or at all.

•      Fees and Expenses. Unlike the Reference Index, the Reference ETF will reflect transaction costs and fees that will reduce its price performance relative to the Reference Index.

•      Discount. Shares of ETFs tend to trade at a discount from their NAV.

Reference Index Risk. The Fund could lose significant value if the level of the Reference Index moves by more than the monthly Range established by the Adviser. While the Fund is not designed to be correlated to the markets in general, dramatic moves in the level of the Reference Index at option expiry relative to its level when the options are written could lead to significant losses to the Fund.

Equity Risk. The Fund’s investments provide indirect exposure to the equity securities markets. Equity securities may decline or rise in value because of declines or rise in the price of a particular holding or the broad stock market. Such declines or rise may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates. Such declines or rises, when outside the monthly Range established by the Adviser may have a negative corresponding effect on the positions held by the Fund.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in manner in which the performance of that index is calculated.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund. As a non-diversified fund, the Fund may hold fewer investments than a fund than is a diversified fund.

Defined Payout Risk. The Fund is expected to make periodic cash distributions. Because these distributions will be made from the Fund’s assets and the shareholders are generally not expected (but may elect to do so) to reinvest such distributions in additional Fund shares, the Fund’s periodic cash distributions will reduce the amount of assets available for investment by the Fund. It is possible for the Fund to suffer substantial investment losses and simultaneously experience additional asset reductions as a result of its distributions to shareholders. Moreover, even if the Fund’s capital grows over short, intermediate, or long periods of time, it is possible that such growth will be insufficient to enable the Fund to maintain the amount of its defined cash distributions without returning capital to shareholders.

To the extent any portion of a distribution constitutes a return of capital, which constitutes all or part of a shareholder’s original investment in the Fund, this will reduce a shareholder’s cost basis in Fund shares and is not taxable to a shareholder until his or her cost basis has been reduced to zero. The Fund’s ability to preserve capital while making distributions is subject to market conditions at the time you invest and the length of time you hold shares of the Fund. For example, buying shares of the Fund when interest rates are low and stock prices are declining may result in lower periodic distributions and less capital preservation or appreciation in the Fund.

Leveraging Risk. The use of leverage, such as that embedded in options, could magnify the Fund's gains or losses.

You may lose all or a portion of your investment. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the written options reduces the value of your investment. While the Fund receives a premium payment for writing options, the written options create an obligation to make a payment in contrast to the purchased options which create the potential for receipt of a payment. As the value of the written options increases, it reduces the value of your shares.

Liquidity risk is the risk that the value of a FLEX Option will fall in value if trading in the FLEX Option is limited or absent. No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. To the extent the Fund invest in FLEX Options, you should be aware that trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that its portfolio will be comprised of 10% or less of its net assets in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. To the extent the Fund invest in FLEX Options, you should be aware that under those circumstances, the value of the FLEX Options will require more reliance on the judgment of the Adviser than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. The Adviser and the portfolio managers have never managed this strategy in a mutual fund and this lack of experience may detract from the ability of the Fund to achieve its objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing their respective investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

BarChartAndPerformanceTableHeading	rr_BarChartAndPerformanceTableHeading	Performance History
PerformanceNarrativeTextBlock	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Institutional Class Shares of the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the periods indicated compare with those of a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future. Returns of the Investor Class and Class Y shares would have been different due to different expense structures.

Updated performance information is available at www.cboevestfunds.com or by calling the Fund toll-free at 855-505-VEST (8378).

BarChartHeading	rr_BarChartHeading	Cboe Vest Alternative Income Fund Institutional Class Calendar Year Total Return
AnnualReturn2017	rr_AnnualReturn2017	(0.62%)
BarChartClosingTextBlock	rr_BarChartClosingTextBlock	During the periods shown, the highest quarterly return was 1.41% (quarter ended September 30, 2017) and the lowest quarterly return was -2.00% (quarter ended December 31, 2017).
PerformanceTableHeading	rr_PerformanceTableHeading	Average Annual Returns For Period Ended December 31, 2017
PerformanceTableNarrativeTextBlock	rr_PerformanceTableNarrativeTextBlock

The table below shows how average annual total returns of the Fund’s shares compared to those of the Fund’s benchmark. The table also presents the impact of taxes on the Fund’s Institutional Shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for the Investor and Class Y Shares will differ from those of the Institutional Shares as the expenses of those classes differ. As of the date of this prospectus the Class Y Shares have not commenced operations. The returns for the Class Y Shares in the table below are the returns of the Institutional Class Shares although they have not been restated to apply the expenses of the Class Y Shares – Class Y Shares returns would have been higher as the expenses for that class of shares is lower than those of the Institutional Shares.

AverageAnnualReturnInceptionDate	rr_AverageAnnualReturnInceptionDate	Sep. 14, 2016
Cboe Vest Alternative Income Fund | Institutional Class Shares | Return Before Taxes
RiskReturnAbstract	rr_RiskReturnAbstract
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	(0.62%)
AverageAnnualReturnSinceInception	rr_AverageAnnualReturnSinceInception	0.79%
Cboe Vest Alternative Income Fund | Institutional Class Shares | Return After taxes on distributions
RiskReturnAbstract	rr_RiskReturnAbstract
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	(2.34%)
AverageAnnualReturnSinceInception	rr_AverageAnnualReturnSinceInception	(0.71%)
Cboe Vest Alternative Income Fund | Institutional Class Shares | Return After taxes on distributions and sale of shares
RiskReturnAbstract	rr_RiskReturnAbstract
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	(0.35%)
AverageAnnualReturnSinceInception	rr_AverageAnnualReturnSinceInception	(0.07%)
Cboe Vest Alternative Income Fund | Class Y Shares
RiskReturnAbstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.64%)	[3]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	0.70%	[3]
ExpenseExampleYear01	rr_ExpenseExampleYear01	$ 72
ExpenseExampleYear03	rr_ExpenseExampleYear03	361
ExpenseExampleYear05	rr_ExpenseExampleYear05	673
ExpenseExampleYear10	rr_ExpenseExampleYear10	$ 1,557
Cboe Vest Alternative Income Fund | Class Y Shares | Return Before Taxes
RiskReturnAbstract	rr_RiskReturnAbstract
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	(0.62%)
AverageAnnualReturnSinceInception	rr_AverageAnnualReturnSinceInception	0.79%
[1]	Effective August 16, 2018, Cboe Vest Financial LLC (the "Adviser") has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 0.95% of the average daily net assets of each class of shares of the Fund offered in this prospectus. The Adviser may not terminate this expense limitation agreement prior to February 28, 2020. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. "Fee Waivers and/or Expense Reimbursements" and "Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)" have been restated to reflect this contractual reduction in the Fund's annual expense limits from 1.25% to 0.95% for each class of shares of the Fund offered in this prospectus (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales).
[2]	Class A shares commenced operations on February 22, 2017 and therefore does not have a full calendar year of performance; Class C shares commenced operations on November 2, 2016.
[3]	Effective August 16, 2018, Cboe Vest Financial LLC (the "Adviser") has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 0.95% of the average daily net assets of each class of shares of the Fund offered in this prospectus, except for the Class Y shares where the Adviser has agreed to limit the total expenses to 0.70%. The Adviser may not terminate this expense limitation agreement prior to February 28, 2020. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. "Fee Waivers and/or Expense Reimbursements" and "Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)" have been restated to reflect this contractual reduction in the Fund's annual expense limits from 1.25% to 0.95% for Investor and Institutional Class Shares and from 0.95% to 0.70% for Class Y Shares (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales).